UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07723

 NAME OF REGISTRANT:                     Worldwide Health Sciences
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Worldwide Health Sciences Portfolio
--------------------------------------------------------------------------------------------------------------------------
Worldwide Health Sciences Portfolio was liquidated during the reporting period. The proxy voting record of Worldwide Health Sciences Portfolio for record dates on or before August 9, 2019 is included in this filing.

--------------------------------------------------------------------------------------------------------------------------
 HAEMONETICS CORPORATION                                                                     Agenda Number:  935050043
--------------------------------------------------------------------------------------------------------------------------
        Security:  405024100
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2019
          Ticker:  HAE
            ISIN:  US4050241003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark W. Kroll                                             Mgmt          For                            For
       Claire Pomeroy                                            Mgmt          For                            For
       Ellen M. Zane                                             Mgmt          Withheld                       Against

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

3.     Ratification of Ernst & Young LLP as our                  Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending March 28,
       2020.

4.     Amendments to the Company's Restated                      Mgmt          For                            For
       Articles of Organization to provide for the
       annual election of directors.

5.     Approval of the Haemonetics Corporation                   Mgmt          For                            For
       2019 Long-Term Incentive Compensation Plan.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Worldwide Health Sciences Portfolio
By (Signature)       /s/ Edward J. Perkin
Name                 Edward J. Perkin
Title                President
Date                 08/19/2020